Liquidated Damages (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Liquidated Damages Gross Amount	370,000
Shares Resold Under Private Placement	148,000
Liquidated Damages Description Of Payments	0.010
Liquidated Damages (in dollars)	$ 14,800